Unproved Mineral Properties Disclosure: Schedule of unproved mineral properties (Tables)	9 Months Ended
Oct. 31, 2020
Tables/Schedules
Schedule of unproved mineral properties

Mineral Claims at October 31, 2020
Mineral Claims	January 31, 2020	Additions/ Payments	Effect of foreign currency translation	October 31, 2020
Farellon Project
Farellon Alto 1-8	$343,648	$-	$12,270	$355,918
Quina	132,455	-	4,730	137,185
Exeter	134,530	-	4,803	139,333
	610,633	-	21,803	632,436

Perth Project	42,484	-	1,517	44,001

Total Costs	$653,117	$-	$23,320	$676,437

Mineral Claims at January 31, 2020
	January 31, 2019	Additions/ Payments	Effect of foreign currency translation	January 31, 2020
Farellon Project
Farellon Alto 1-8	$411,268	$-	$(67,620)	$343,648
Quina	158,519	-	(26,064)	132,455
Exeter	109,584	50,000	(25,054)	134,530
	679,371	50,000	(118,738)	610,633

Perth Project	51,178	-	(8,694)	42,484

Total Costs	$730,549	$50,000	$(127,432)	$653,117